Annual Total Returns [BarChart] - iShares J.P. Morgan EM Corporate Bond ETF - iShares J.P. Morgan EM Corporate Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2013	(3.16%)
Annual Return 2014	2.62%
Annual Return 2015	(0.60%)
Annual Return 2016	10.94%
Annual Return 2017	7.88%
Annual Return 2018	(2.83%)
Annual Return 2019	13.48%
Annual Return 2020	6.74%